Vanguard U.S. Growth Fund

Supplement to the Prospectus and Summary Prospectus Dated
December 23, 2014

William Blair & Company, L.L.C. (William Blair & Company)—one of the advisors to Vanguard U.S. Growth Fund—recently completed an internal corporate restructuring that resulted in the formation of a new entity, William Blair
Investment Management, LLC (WBIM).

WBIM has assumed investment advisory responsibilities for the portion of assets of the Fund previously advised by William Blair & Company.

WBIM will have an identical governance structure to William Blair & Company, and the restructuring should not result in a change in the nature or level of advisory services provided to the Fund or an increase in the fees paid by the
Fund for such services. The Fund’s investment objective, strategies, and risks remain unchanged.

All references to William Blair & Company, L.L.C. (William Blair & Company) in
the prospectus and summary prospectus are hereby replaced with William Blair
Investment Management, LLC (WBIM).

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 23A 072015

Vanguard World Fund

Supplement to the Statement of Additional Information Dated December 23, 2014

Important Changes to Vanguard U.S. Growth Fund

William Blair & Company, L.L.C. (William Blair & Company)—one of the advisors to Vanguard U.S. Growth
Fund—recently completed an internal corporate restructuring that resulted in the formation of a new entity, William Blair
Investment Management, LLC (WBIM).
WBIM has assumed investment advisory responsibilities for the portion of assets of the Fund previously advised by
William Blair & Company.
WBIM will have an identical governance structure to William Blair & Company, and the restructuring should not result in a change in the nature or level of advisory services provided to the Fund or an increase in the fees paid by the Fund for such services. The Fund’s investment objective, strategies, and risks remain unchanged.
All references to William Blair & Company, L.L.C. (William Blair & Company) in the Statement of Additional Information
are hereby replaced with William Blair Investment Management, LLC (WBIM).

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 23C 072015